Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 0
2026	3,310
2027	12,837
2028	18,666
2029	18,615
2030 and thereafter	132,867
Total	$ 186,295